Deferred compensation awards - Activity relating to RSU awards (Detail) - RSU awards [Member] - ¥ / shares	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022
Outstanding
Outstanding (number of shares), Beginning	122,119,390
Outstanding (number of shares), Granted	100,057,000
Outstanding (number of shares), Forfeited	(13,325,712)
Outstanding (number of shares), Delivered	(50,090,803)
Outstanding (number of shares), Ending	158,759,875	122,119,390
Weighted-Average grant date fair value per share
Weighted-average grant date fair value per share, Beginning	¥ 466
Weighted-average grant date fair value per share, Granted	442
Weighted-average grant date fair value per share, Forfeited	456
Weighted-average grant date fair value per share, Delivered	466
Weighted-average grant date fair value per share, Ending	¥ 451	¥ 466
Weighted-average remaining life until expiry (years)
Weighted-average remaining life until expiry (years), Outstanding	1 year	1 year